Income taxes - Tax rates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Number of subsidiary	1	1	1
Expected income tax at Chinese Mainland income tax rate	25.00%	25.00%	25.00%
Income tax benefit (expense)	¥ 291,649,324	$ 41,705,298		¥ 405,701,714	¥ 261,130,503
HONG KONG
Income taxes
Threshold profits | $			$ 2.0
HONG KONG | First 2 million HKD of profit earned by company
Income taxes
Expected income tax at Chinese Mainland income tax rate	8.25%	8.25%	8.25%	8.25%	8.25%
HONG KONG | Profit earned by company exceeding first 2 million HKD
Income taxes
Expected income tax at Chinese Mainland income tax rate				16.50%	16.50%
Chinese Mainland
Income taxes
Expected income tax at Chinese Mainland income tax rate	25.00%	25.00%	25.00%
Statute of limitations period (in years)	3 years	3 years	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years	5 years	5 years
Underpayment of tax liability listed as special circumstance | ¥	¥ 100,000
Statute of limitations period for related party transaction (in years)	10 years	10 years	10 years
Statute of limitations period for tax evasion (in years)	0 years	0 years	0 years
Qualified Enterprise
Income taxes
Expected income tax at Chinese Mainland income tax rate	15.00%	15.00%	15.00%
Qualified Enterprise | Tax year 2020 - 2025
Income taxes
Percentage of reduced enterprise income tax rate	15.00%	15.00%	15.00%
Qualified Enterprise | Tax year 2023 to 2025
Income taxes
Percentage of reduced enterprise income tax rate	15.00%	15.00%	15.00%